Roundhill Video Games ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.2%
Computers — 1.7%
Keywords Studios PLC (b)	12,633	$430,800

Internet — 4.3%
NCSoft Corp. (b)	1,854	529,063
Webzen, Inc. (a)(b)	18,728	244,269
Wemade Co., Ltd. (b)	7,424	286,273
		1,059,605
Software — 74.3% (d)
AppLovin Corp. - Class A (a)(e)	28,284	445,473
Capcom Co., Ltd. (b)	22,500	800,492
CD Projekt SA (b)	13,750	354,981
COLOPL, Inc. (b)	61,700	277,230
Com2uS Corp. (b)	5,134	285,124
DeNA Co., Ltd. (b)	24,900	338,261
Electronic Arts, Inc. (e)	21,237	2,557,997
Embracer Group AB (a)(b)(e)	106,459	497,617
Gree, Inc. (b)	52,100	270,110
GungHo Online Entertainment, Inc. (b)	20,000	363,964
IGG, Inc. (a)(b)	747,000	293,092
International Games System Co., Ltd. (b)	25,182	473,080
Kakao Games Corp. (a)(b)	10,296	329,795
Koei Tecmo Holdings Co., Ltd. (b)	24,600	441,392
Konami Group Corp. (b)	11,500	524,495
Krafton, Inc. (a)(b)	4,374	616,530
MIXI, Inc. (b)	15,200	304,023
Modern Times Group AB - Class B (a)(b)	40,570	294,527
Netmarble Corp. (a)(b)(f)	7,155	364,386
Nexon Co., Ltd. (b)	39,600	938,748
Paradox Interactive AB (b)	15,885	395,993
Pearl Abyss Corp. (a)(b)	10,095	358,639
ROBLOX Corp. - Class A (a)(e)	40,968	1,842,741
Rovio Entertainment Oyj (b)(f)	32,013	271,462
Sega Sammy Holdings, Inc. (b)	25,100	473,937
Square Enix Holdings Co., Ltd. (b)	10,400	496,987
Stillfront Group AB (a)(b)	160,910	311,127
Take-Two Interactive Software, Inc. (a)	14,572	1,738,440
Team17 Group PLC (a)(b)	56,701	266,409
Ubisoft Entertainment SA (a)(b)	16,837	447,435
Unity Software, Inc. (a)(e)	24,947	809,281
Wemade Max Co., Ltd. (a)(b)	17,819	219,820
		18,403,588
Toys/Games/Hobbies — 18.9%
Bandai Namco Holdings, Inc. (b)	37,800	809,026
Nintendo Co., Ltd. (b)	100,300	3,866,852
		4,675,878
TOTAL COMMON STOCKS (Cost $26,729,667)		24,569,871

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 4.64% (c)	23,474	23,474
TOTAL SHORT-TERM INVESTMENTS (Cost $23,474)		23,474

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	3,012,543	3,012,543
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,012,543)		3,012,543

TOTAL INVESTMENTS (Cost $29,765,684) — 111.4%		27,605,888
Other assets and liabilities, net — (11.4)%		(2,828,009)
NET ASSETS — 100.0%		$24,777,879

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of March 31, 2023. The market value of securities out on loan is $3,071,388.
(f)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	Japan	40.0%
	United States	29.9%
	Republic of Korea	13.1%
	Sweden	6.0%
	United Kingdom	2.8%
	Taiwan	1.9%
	France	1.8%
	Poland	1.4%
	Cayman Islands	1.2%
	Finland	1.1%
	Total Country	99.2%
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	12.1%
	TOTAL INVESTMENTS	111.4%
	Other assets and liabilities, net	-11.4%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$24,569,871	$-	$-	$24,569,871
Money Market Fund	23,474	-	-	23,474
Investments Purchased With Proceeds From Securities Lending**	-	-	-	3,012,543
Total Investments - Assets	$24,593,345	$-	$-	$27,605,888

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.